Installment Loans (Tables)	12 Months Ended
Mar. 31, 2014
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2013 and 2014 is as follows:

	Millions of yen
	2013	2014
Borrowers in Japan:
Consumer—
Housing loans	¥912,651	¥973,439
Card loans	225,707	228,868
Other	26,967	24,875

	1,165,325	1,227,182

Corporate—
Real estate companies	245,465	228,062
Non-recourse loans	134,440	72,625
Commercial, industrial and other companies	442,146	409,846

	822,051	710,533

Overseas:
Non-recourse loans	434,517	101,579
Commercial, industrial companies and other	198,477	222,920

	632,994	324,499
Purchased loans*	70,801	53,341

	¥2,691,171	¥2,315,555

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2014, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2015	¥509,601
2016	243,109
2017	217,104
2018	170,556
2019	171,551
Thereafter	950,293

Total	¥2,262,214

Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

The following table provides information about the allowance for credit losses for fiscal 2012, 2013 and 2014:

	March 31, 2012
	Millions of yen
	Loans
	Consumer	Corporate		Purchased loans*1	Direct financing leases	Total
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	5,974	3,188	2,568	19,186
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	36	(25)	(134)	(489)

Ending balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually evaluated for impairment	3,002	20,657	49,853	17,895	0	91,407
Not individually evaluated for impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually evaluated for impairment	9,021	82,957	166,889	34,907	0	293,774
Not individually evaluated for impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2013
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse Loans	Other
Allowance for Credit Losses:
Beginning balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588
Provision charged to income	809	(200)	2,335	4,649	2,423	10,016
Charge-offs	(3,050)	(7,384)	(20,566)	(9,412)	(4,409)	(44,821)
Recoveries	281	1	988	0	363	1,633
Other*3	346	795	(1,148)	254	601	848

Ending balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264

Individually evaluated for impairment	3,190	14,620	34,206	13,135	0	65,151
Not individually evaluated for impairment	11,336	2,097	7,669	2,181	15,830	39,113

Financing receivables:
Ending balance	¥1,171,142	¥568,957	¥862,332	¥70,801	¥989,380	¥3,662,612

Individually evaluated for impairment	10,861	61,050	111,722	29,107	0	212,740
Not individually evaluated for impairment	1,160,281	507,907	750,610	41,694	989,380	3,449,872

	March 31, 2014
	Millions of yen
	Loans					Total
	Consumer	Corporate		Purchased loans*1	Direct financing leases
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264
Provision charged to income	4,437	2,381	833	2,532	3,651	13,834
Charge-offs	(5,786)	(3,590)	(11,803)	(3,921)	(4,421)	(29,521)
Recoveries	290	140	798	111	70	1,409
Other*4	6	(6,601)	1,041	110	254	(5,190)

Ending balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796

Individually evaluated for impairment	3,279	8,534	25,054	12,288	0	49,155
Not individually evaluated for impairment	10,194	513	7,690	1,860	15,384	35,641

Financing receivables:
Ending balance	¥1,236,414	¥174,204	¥837,329	¥53,341	¥1,094,073	¥3,395,361

Individually evaluated for impairment	11,796	24,902	76,051	23,075	0	135,824
Not individually evaluated for impairment	1,224,618	149,302	761,278	30,266	1,094,073	3,259,537

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, Other in Non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Beginning balance	¥17,455	¥19,825	¥15,316
Provision charged to income	3,188	4,649	2,532
Charge-offs	(793)	(9,412)	(3,921)
Recoveries	0	0	111
Other*	(25)	254	110

Ending balance	¥19,825	¥15,316	¥14,148

*	Other includes foreign currency translation adjustments.